Securities	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
SECURITIES

NOTE 2 – SECURITIES

The amortized cost and approximate fair value of available-for-sale securities, together with gross unrealized gains and losses, were as follows at December 31, 2011:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Costs	Gains	Losses	Value
U.S. Government and agency obligations	$35,393	$439	$(24)	$35,808

State and municipal obligations	15,497	548	(50)	15,995

Corporate bonds	1,854	—	(17)	1,837

Mortgage-backed securities	33,478	1,021	(26)	34,473

Total	$86,222	$2,008	$(117)	$88,113

The amortized cost and estimated fair values of securities held-to-maturity at December 31, 2011 were as follows:

	Adjusted	Gross	Estimated
	Amortized	Unrealized	Fair
	Cost	Gains	Value
Collateralized Debt Obligations	$1,010	$350	$1,360

The amortized cost and approximate fair value of available-for-sale securities, together with gross unrealized gains and losses, were as follows at December 31, 2010:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government and agency obligations	$29,510	$599	$(123)	$29,986

State and municipal obligations	12,153	193	(84)	12,262

Mortgage-backed securities	26,290	1,059	—	27,349

Total	$67,953	$1,851	$(207)	$69,597

The amortized cost and estimated fair values of securities held-to-maturity at December 31, 2010 were as follows:

	Adjusted	Gross	Estimated
	Amortized	Unrealized	Fair
	Cost	Gains	Value
Collateralized debt obligations	$1,313	$367	$1,680

Credit Losses Recognized on Investments

The following table provides information about debt securities for which only a credit loss was recognized in income and other losses are recorded in other comprehensive income for the years ended December 31, 2011 and 2010.

	Accumulated Credit Losses
	2011	2010
Credit losses on debt securities held to maturity
Beginning of period	$3,923	$2,621
Additions related to other-than-temporary losses not previously recognized	92	1,302
Reductions due to sales	—	—
Reductions due to change in intent or likelihood of sale	—	—
Additions related to increases in previously recognized other-than-temporary losses	—	—
Reductions due to increases in expected cash flows	—	—

End of period	$4,015	$3,923

The tables below indicate the length of time individual securities have been in a continuous unrealized loss position at December 31, 2011 and 2010:

2011

	(Less than 12 months)			(12 months or longer)			Total		Total
Description of Securities	Number of investments	Fair value	Unrealized losses	Number of investments	Fair value	Unrealized losses	Number of investments	Fair value	Unrealized losses
U.S. Government and agency obligations	5	$5,498	$(24)	—	$—	$—	5	$5,498	$(24)

State and municipal obligations	11	4,516	(50)	—	—	—	11	4,516	(50)

Corporate bonds	3	1,562	(17)	—	—	—	3	1,562	(17)

Mortgage-backed securities and other	5	5,435	(26)	—	—	—	5	5,435	(26)

Total securities	24	$17,011	$(117)	—	$—	$—	24	$17,011	$(117)

2010

	(Less than 12 months)			(12 months or longer)			Total		Total
Description of Securities	Number of investments	Fair value	Unrealized losses	Number of investments	Fair value	Unrealized losses	Number of investments	Fair value	Unrealized losses
U.S. Government and agency obligations	10	$9,904	$(123)	—	$—	$—	10	$9,904	$(123)

State and municipal obligations	9	3,575	(84)	—	—	—	9	3,575	(84)

Total securities	19	$13,479	$(207)	—	$—	$—	19	$13,479	$(207)

Certain investments in debt securities are reported in the financial statements at an amount less than their historical cost. These declines primarily resulted from changes in market interest rates and failure of certain investments to maintain consistent credit quality ratings. Should the impairment of any of these securities become other-than-temporary, the unrealized losses will be recorded to operations in the period the determination of other-than-temporary impairment is made.

The unrealized losses on the Corporation’s investments in U.S. Government and agency obligations, corporate bonds, state and political subdivision obligations, and mortgage-backed securities were caused primarily by changes in interest rates. The contractual terms of those investments do not permit the issuer to settle the securities at a price less than the amortized cost basis of the investments. Because the Corporation does not intend to sell the investments and it is not more likely than not the Corporation will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Corporation does not consider those investments to be other-than-temporarily impaired at December 31, 2011.

Substantially all mortgage-backed securities are backed by pools of mortgages that are insured or guaranteed by the Federal National Mortgage Association (“FNMA”), the Government National Mortgage Association (“GNMA”) or the Federal Home Loan Mortgage Corporation (“FHLMC”).

The Corporation’s unrealized loss on investments in collateralized debt obligations relates to an original aggregate $8,000 investment in pooled trust securities. The unrealized loss was primarily caused by (a) decrease in performance and regulatory capital resulting from exposure to subprime mortgages and (b) sector downgrade by industry analysts. The Corporation currently expects the obligations to be settled at a price less than the amortized cost basis of the investments (that is, the Corporation expects to recover less than the entire amortized cost basis of the security). The Corporation has recognized a loss equal to the credit loss, establishing a new, and lower amortized cost basis. The credit loss was calculated by comparing expected discounted cash flows based on performance indicators of the underlying assets in the security to the carrying value of the investment. Because the Corporation does not intend to sell the investment and it is not more likely than not the Corporation will be required to sell the investment before recovery of its new, lower amortized cost basis, which may be maturity, it does not consider the remainder of the investment in the securities to be other-than-temporarily impaired at December 31, 2011.

At December 31, 2011, the $8,000 original investment in pooled trust securities was being carried by the Corporation at $1,010. Based on the current carrying value, those pooled trust securities are 2.91% of total shareholders’ equity. There are no securities from the same issuer, besides agency investments, greater than 10% of total equity at December 31, 2011.

The amortized cost and estimated fair value of debt securities, including securities held-to-maturity, at December 31, 2011, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Mortgage-backed securities are shown separately since they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due in one year or less	$557	$571

Due from one to five years	20,546	20,656

Due from five to ten years	22,586	23,108

Due after ten years	9,055	9,305

Mortgage-backed securities	33,478	34,473

Total debt securities	86,222	88,113

Other securities	1,010	1,360

Total	$87,732	$89,473

Sales of investment securities during the years ended December 31, 2011 and 2010 were as follows:

	2011	2010
Proceeds from investments sales	$12,359	$15,764

Gross gains on investment sales	$957	$446

Gross losses on investment sales	$—	$145

Securities with a carrying amount of $80,771 and $67,952 at December 31, 2011 and 2010, respectively, were pledged to secure public deposits and other obligations.